Property and Equipment - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property and Equipment
Less: Accumulated depreciation	¥ (22,117)	$ (3,115)	¥ (23,173)
Total property and equipment, net	14,635	2,061	11,450
Vehicles
Property and Equipment
Property, Plant and Equipment, Gross	30,902	4,352	28,591
Electronic equipment
Property and Equipment
Property, Plant and Equipment, Gross	4,951	697	5,156
Leasehold improvement
Property and Equipment
Property, Plant and Equipment, Gross	417	59	417
Furniture
Property and Equipment
Property, Plant and Equipment, Gross	¥ 482	$ 68	¥ 459